THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                           MOODY'S/
  PRINCIPAL                                                SECURITY           S&P
    AMOUNT                                                   TYPE           RATING         MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION            (UNAUDITED)     (UNAUDITED)        DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
LONG-TERM INVESTMENTS (95.6%)
ARIZONA (2.0%)
   $ 6,000      Arizona Healthcare Facilities Authority
                  (Catholic Healthcare Revenue,
                  Series A).............................       RB          Baa1/BBB+      07/01/09      6.125% $  5,970,000
                                                                                                               ------------

ILLINOIS (1.0%)
     3,000      Illinois Development Finance
                  Authority.............................       PP            NR/NR        08/01/28      4.350     2,979,600
                                                                                                               ------------

MASSACHUSETTS (1.7%)
     5,000      Massachusetts, (Consolidation Loan,
                  Series B).............................       GO           Aa2/AA-       06/01/13      5.750     5,210,700
                                                                                                               ------------

MICHIGAN (2.6%)
     2,334      City of Detroit Public School...........       PP            NR/NR        10/15/01      5.485     2,340,636
       365      City of Detroit Public School, (Public
                  Power Revenue)........................       PP            NR/NR        10/15/00      6.360       366,147
     5,000      Michigan State Hospital, (Finance
                  Authority Revenue, Ascension Health
                  Credit, Series B).....................       RB           Aa2/AA        11/15/33      5.300     5,016,250
                                                                                                               ------------
                    TOTAL MICHIGAN......................                                                          7,723,033
                                                                                                               ------------

NEW YORK (85.9%)
     6,895      Babylon Industrial Development Agency,
                  (Civic Facilities Revenue, Series A),
                  AMBAC Insured.........................       RB           Aaa/AAA       08/01/19      6.625     7,493,762
     4,200      City University of New York, (John Jay
                  College, Refunding), MBIA-IBC
                  Insured...............................       RB           Aaa/AAA       08/15/05      5.750     4,403,742
     5,710      Long Island Power Authority, (Electric
                  Systems Revenue), FSA Insured.........       RB           Aaa/AAA       04/01/04      4.000     5,524,025
     4,000      Metropolitan Transporation Authority,
                  (Commuter Facilities Revenue,
                  Refunding, Series D), MBIA Insured....       RB           Aaa/AAA       07/01/06      6.000     4,264,720
     5,500      Metropolitan Transportation Authority,
                  (Dedicated Tax Fund, Series A), MBIA
                  Insured...............................       RB           Aaa/AAA       04/01/11      6.250     6,069,855

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $ 1,065      Monroe County, (Public Improvement,
                  Escrowed to Maturity, Series 1995),
                  AMBAC Insured.........................       GO           Aaa/AAA       06/01/08      5.875% $  1,145,365
        65      Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995),
                  AMBAC Insured.........................       GO           Aaa/AAA       06/01/08      5.875        69,905
     5,000      Municipal Assistance Corp. for the City
                  of New York (Series H)................       RB           Aa2/AA        07/01/05      6.000     5,293,600
     2,150      Municipal Assistance Corp. for the City
                  of New York, (Refunding, Series G)....       RB           Aa2/AA        07/01/05      6.000     2,276,248
     1,460      New York City Industrial Development
                  Agency, (Civil Facilities Revenue,
                  YMCA Greater New York Project)........       RB           Baa3/NR       08/01/05      6.000     1,487,214
     1,000      New York City Industrial Development
                  Agency, (IDR, Brooklyn Navy Yard,
                  Cogen Partners, Refunding)............       RB          Baa3/BBB-      10/01/22      6.200       969,270
     5,000      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems
                  Revenue, Prerefunded, Series B, due
                  06/15/20).............................       RB           Aaa/AAA       06/15/06(a)   6.250     5,455,250
     4,000      New York City Transitional Finance
                  Authority, (Future Tax Secured,
                  Series B).............................       RB           Aa3/AA        11/15/14      6.125     4,277,480
       695      New York City, (Prerefunded, Series D,
                  due 02/15/07).........................       GO            A3/A-        02/15/05(a)   5.750       732,718
       750      New York City, (Series G), AMBAC
                  Insured...............................       GO           Aaa/AAA       02/01/06      5.750       786,067
     1,000      New York City, (Series G), MBIA-IBC
                  Insured...............................       GO           Aaa/AAA       02/01/09      6.750     1,123,080
     4,000      New York City, (Series I), MBIA
                  Insured...............................       GO           Aaa/AAA       04/15/07      6.250     4,328,360
     2,610      New York City, (Unrefunded Balance,
                  Series A).............................       GO            A3/A-        08/01/00      6.000     2,610,000
     4,305      New York City, (Unrefunded Balance,
                  Series D).............................       GO            A3/A-        02/15/07      5.750     4,483,012

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $10,000      New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)..............................       PP            NR/NR        12/01/04      6.500% $ 10,147,700
     6,330      New York Office of Temporary and
                  Disability Assistance.................       PP            NR/NR        07/01/04      5.210     6,330,700
     4,083      New York Office of Temporary and
                  Disability Assistance, (General
                  Obligation)...........................       PP            NR/NR        03/31/05      4.480     4,079,658
     4,375      New York State..........................       GO            A2/A+        03/01/07      6.000     4,670,094
     4,485      New York State Dormitory Authority,
                  (City University, Prerefunded, due
                  07/01/19), MBIA Insured...............       RB           Aaa/AAA       07/01/04(a)   6.250     4,761,724
     2,280      New York State Dormitory Authority,
                  (Columbia University).................       RB           Aaa/AAA       07/01/07      5.250     2,353,028
     3,745      New York State Dormitory Authority,
                  (Concord Nursing Home)................       RB            A1/NR        07/01/16      6.250     3,878,884
     2,000      New York State Dormitory Authority,
                  (Cornell University, Refunding).......       RB           Aa1/AA+       07/01/08      5.300     2,066,580
     5,650      New York State Dormitory Authority,
                  (Mental Health Services Facilities,
                  Refunding, Series B)..................       RB            A3/A         02/15/06      6.000     5,952,049
     2,500      New York State Dormitory Authority, (New
                  York Presbyterian Hospital), AMBAC-FHA
                  Insured...............................       RB           Aaa/AAA       08/01/13      4.400     2,448,850
     2,000      New York State Dormitory Authority, (New
                  York University, Series A), MBIA
                  Insured...............................       RB           Aaa/AAA       07/01/06      5.000     2,030,140
     2,000      New York State Dormitory Authority,
                  (North General Hospital, Refunding,
                  Series G).............................       RB           Baa1/A        02/15/05      5.500     2,039,140
     2,530      New York State Dormitory Authority,
                  (North Shore University Hospital,
                  Refunding), MBIA Insured..............       RB           Aaa/AAA       11/01/10      5.500     2,631,200
     3,450      New York State Dormitory Authority,
                  (Pratt Institute).....................       RB            NR/AA        07/01/14      6.250     3,684,910

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $ 1,500      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A)......       RB            A3/A         05/15/04      6.500% $  1,590,315
     3,000      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A), FGIC
                  Insured...............................       RB           Aaa/AAA       05/15/11      5.875     3,220,530
     1,210      New York State Dormitory Authority,
                  (University of Rochester,
                  Series A).............................       RB            A1/A+        07/01/06      6.500     1,318,392
     3,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal
                  Water)................................       RB           Aa1/AA+       06/15/08      5.750     3,187,020
     3,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal
                  Water)................................       RB           Aa1/AA+       06/15/12      5.750     3,190,080
    10,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal
                  Water)................................       RB           Aa1/AA+       06/15/10      5.750    10,686,000
     5,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal Water,
                  Refunding)............................       RB           Aa1/AA+       06/15/11      5.750     5,322,150
     5,110      New York State Environmental Facilities
                  Corp., (State Clean Water and
                  Drinking, Revolving Funds,
                  Series B).............................       RB           Aaa/AAA       07/15/14      5.700     5,279,908
     5,500      New York State Environmental Facilities
                  Corp., (State Clean Water and
                  Drinking, Revolving Funds,
                  Series C).............................       RB           Aa1/AA-       06/15/12      5.250     5,531,515
    10,000      New York State Local Government
                  Assistance Corp., (Prerefunded,
                  Series C, due 04/01/18)...............       RB           Aaa/AA-       04/01/02(a)   6.250    10,483,500
     8,350      New York State Local Government
                  Assistance Corp., (Refunding,
                  Series E).............................       RB           A3/AA-        04/01/14      6.000     8,977,920

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $   500      New York State Medical Care Facilities,
                  (Finance Agency Revenue, Prerefunded,
                  Series F, due 08/15/15), FHA
                  Insured...............................       RB           Aa2/AA        08/15/05(a)   6.200% $    528,575
     2,000      New York State Power Authority, (Revenue
                  & General Purpose, Escrowed to
                  Maturity, Series W)...................       RB           Aaa/AAA       01/01/03      6.625     2,097,380
     6,000      New York State Power Authority, (Revenue
                  & General Purpose, Prerefunded,
                  Series AA, due 01/01/23)..............       RB           Aaa/AAA       01/01/02(a)   6.250     6,265,380
     3,770      New York State Thruway Authority,
                  (Highway & Bridge, Series A), FSA
                  Insured...............................       RB           Aaa/AAA       04/01/14      6.000     4,019,197
       500      New York State Thruway Authority,
                  (Highway & Bridge, Series B), MBIA
                  Insured...............................       RB           Aaa/AAA       04/01/05      6.000       527,760
     5,105      New York State Thruway Authority,
                  (Highway & Bridge, Series C), FGIC
                  Insured...............................       RB           Aaa/AAA       04/01/08      5.500     5,321,758
     2,000      New York State Thruway Authority,
                  (Service Contract Revenue, Local
                  Highway & Bridge).....................       RB           Baa1/A        04/01/05      6.000     2,095,680
     2,000      New York State Thruway Authority,
                  (Service Contract Revenue, Local
                  Highway & Bridge).....................       RB           Baa1/A        04/01/04      5.500     2,049,720
     4,950      New York State Thruway Authority,
                  (Service Contract Revenue, Local
                  Highway & Bridge, Prerefunded, due
                  04/01/15).............................       RB           Baa1/NR       04/01/05(a)   6.450     5,407,776
     2,470      New York State Urban Development Corp.,
                  (Center for Industrial Innovation,
                  Refunding)............................       RB           Baa1/A        01/01/06      6.250     2,624,795
     2,000      New York State Urban Development Corp.,
                  (Correctional Capital Facilities,
                  Series 6).............................       RB           Baa1/A        01/01/03      6.000     2,056,680

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $ 2,000      New York State Urban Development Corp.,
                  (Senior Lien).........................       RB           Aaa/AAA       07/01/09      5.750% $  2,113,160
     2,635      New York State Urban Development Corp.,
                  (Subordinated Lien, Refunding)........       RB            A2/A         01/01/06      6.000     2,772,995
     5,250      New York State, (Refunding,
                  Series A).............................       GO            A2/A+        07/15/06      6.500     5,725,965
     1,350      New York State, (Refunding,
                  Series C).............................       GO            A2/A+        10/01/04      6.000     1,419,579
     1,395      Niagra Falls, (City School District,
                  High School Facility).................       RB          Baa2/BBB-      06/15/06      5.625     1,420,696
     1,000      Orange County, (Refunding)..............       GO           Aa2/NR        11/15/04      5.500     1,035,270
     3,600      Port Authority of New York and New
                  Jersey, (Delta Air Lines Inc. Project,
                  Series 1R)............................       RB          Baa3/BBB-      06/01/08      6.950     3,759,552
     4,365      Suffolk County, (Southwest Sewer
                  District, Refunding), MBIA Insured....       GO           Aaa/AAA       02/01/08      6.000     4,688,839
     3,690      Tobacco Settlement Asset Securitization
                  Corp. Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........       RB           Aa1/A+        07/15/06      4.800     3,668,340
     4,175      Tobacco Settlement Asset Securitization
                  Corp. Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........       RB           Aa1/A+        07/15/07      4.875     4,166,024
     2,690      Tobacco Settlement Asset Securitization
                  Corp. Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........       RB           Aa1/A+        07/15/08      5.000     2,690,646
     1,500      Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding,
                  Series Y).............................       RB           Aa3/A+        01/01/07      5.900     1,594,140
     3,960      Triborough Bridge & Tunnel Authority,
                  (Special Obligation, Refunding,
                  Series A), FGIC Insured...............       RB           Aaa/AAA       01/01/07      5.500     4,115,153

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                 SECURITY          S&P
  AMOUNT                                                   TYPE           RATING          MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              (UNAUDITED)   (UNAUDITED)        DATE        RATE     VALUE
--------------  ----------------------------------------  -----------  -----------------  -----------  ------  ------------
NEW YORK (CONTINUED)
   $ 2,000      Trust for Cultural Resources of the City
                  of New York, (Public Power Revenue,
                  Series 1999)..........................       PP            NR/NR        01/01/08      4.600% $  1,962,740
     3,230      Yonkers, (Series C), AMBAC Insured......       GO           Aaa/AAA       08/01/04      5.500     3,325,479
                                                                                                               ------------
                    TOTAL NEW YORK......................                                                        256,108,939
                                                                                                               ------------

NORTH CAROLINA (1.8%)
     5,000      North Carolina Municipal Power Agency,
                  (Catawba Electric Revenue,
                  Series B).............................       RB          Baa1/BBB+      01/01/08      6.375     5,244,400
                                                                                                               ------------

PUERTO RICO (0.6%)
     1,637      Commonwealth of Puerto Rico, (General
                  Obligation)...........................       PP            NR/NR        12/04/03      7.469     1,709,799
                                                                                                               ------------
                    TOTAL LONG TERM INVESTMENTS (COST $281,811,119)..........................................   284,946,471
                                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

   SHARES                SECURITY DESCRIPTION               VALUE
-------------  ----------------------------------------  ------------
SHORT-TERM INVESTMENTS (5.2%)
OTHER INVESTMENT COMPANIES (5.2%)
 15,374,680    J.P. Morgan Institutional Tax Exempt
                 Money Market Fund*
                 (cost $15,374,680)....................  $ 15,374,680
                                                         ------------
               TOTAL INVESTMENTS (COST $297,185,799)
                 (100.8%)..............................   300,321,151
               LIABILITIES IN EXCESS OF OTHER ASSETS
                 (-0.8%)...............................    (2,356,381)
                                                         ------------
               NET ASSETS (100.0%).....................  $297,964,770
                                                         ============

------------------------------
Note: Based on the cost of investments of $297,195,259 for federal income tax purposes at July 31, 2000, the aggregate gross unrealized appreciation and depreciation was $3,841,189 and $715,297, respectively, resulting in net unrealized appreciation of investments of $3,125,892.

(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company,
FHA - Federal Housing Authority, FSA - Financial Security Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., IDR - Industrial Development Revenue,
MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement,
RB - Revenue Bond.

*Money Market mutual fund registered under the Investment Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $297,185,799 )          $300,321,151
Interest Receivable                                   3,805,002
Prepaid Trustees' Fees                                      556
Prepaid Expenses and Other Assets                         5,285
                                                   ------------
    Total Assets                                    304,131,994
                                                   ------------
LIABILITIES
Payable to Custodian                                     15,114
Payable for Investments Purchased                     6,002,667
Advisory Fee Payable                                     74,542
Administrative Services Fee Payable                       6,016
Fund Services Fee Payable                                   254
Administration Fee Payable                                  127
Accrued Expenses                                         68,504
                                                   ------------
    Total Liabilities                                 6,167,224
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $297,964,770
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                              $13,521,221
EXPENSES
Advisory Fee                                       $809,418
Administrative Services Fee                          68,240
Custodian Fees and Expenses                          57,594
Professional Fees and Expenses                       39,613
Fund Services Fee                                     4,457
Trustees' Fees and Expenses                           2,921
Administration Fee                                    1,981
Miscellaneous                                        13,150
                                                   --------
    Total Expenses                                               997,374
                                                             -----------
NET INVESTMENT INCOME                                         12,523,847
NET REALIZED LOSS ON INVESTMENTS                              (3,934,965)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  3,738,355
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $12,327,237
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FOUR   FOR THE FISCAL
                                                     YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                                   JULY 31, 2000   JULY 31, 1999  MARCH 31, 1999
                                                   --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  12,523,847   $  4,079,089   $  11,297,890
Net Realized Loss on Investments                      (3,934,965)      (774,564)      2,712,515
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        3,738,355     (7,106,907)        142,962
                                                   -------------   ------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       12,327,237     (3,802,382)     14,153,367
                                                   -------------   ------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         90,169,287     30,864,819     162,950,459
Withdrawals                                          (81,529,772)   (70,994,351)    (53,185,304)
                                                   -------------   ------------   -------------
    Net Increase (Decrease) from Investors'
      Transactions                                     8,639,515    (40,129,532)    109,765,155
                                                   -------------   ------------   -------------
    Total Increase (Decrease) in Net Assets           20,966,752    (43,931,914)    123,918,522
NET ASSETS
Beginning of Period                                  276,998,018    320,929,932     197,011,410
                                                   -------------   ------------   -------------
End of Period                                      $ 297,964,770   $276,998,018   $ 320,929,932
                                                   =============   ============   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                   FOR THE FISCAL YEAR
                                                   FOR THE FISCAL  FOR THE FOUR      ENDED MARCH 31,
                                                     YEAR ENDED    MONTHS ENDED   ----------------------
                                                   JULY 31, 2000   JULY 31, 1999  1999  1998  1997  1996
                                                   --------------  -------------  ----  ----  ----  ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                              0.36%          0.40%(a) 0.38% 0.40% 0.43% 0.44%
  Net Investment Income                                     4.52%          4.10%(a) 4.26% 4.62% 4.75% 4.72%
Portfolio Turnover                                            86%             8%(b)   44%   51%   35%   41%

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from March 31 to July 31.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available bid price on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term portfolio securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
      owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended July 31, 2000, such fees amounted to $828,790.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory, shareholder servicing, and administrative services fees. For the fiscal year ended July 31, 2000, J.P. Morgan has agreed to reimburse the fund $19,372 under this agreement. Interest income included in the Statement of Operations for the year ended July 31, 2000 includes $253,500 of interest income from investment in affiliated money market funds.

   b) The trust on behalf of the portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended July 31, 2000, the fee for these services amounted to $1,981.

   c) The trust on behalf of the portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended July 31, 2000, the fee for these services amounted to $68,240.

   d) The trust on behalf of the portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the fiscal year ended July 31, 2000, the portfolio's allocated portion of Group's costs in performing its services amounted to $4,457.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended July 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$252,339,102.....  $229,215,772

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Tax Exempt Bond Portfolio (the "portfolio") at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, for the four months ended July 31, 1999 and for the year ended March 31, 1999 and the supplementary data for the year then ended, for the four months ended July 31, 1999 and for the four years ended March 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 2000

34